Unaudited Interim Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 12,034	$ 8,897
Trade receivables	413	331
Inventory	2,545	2,625
Prepaid expenses and other receivables	1,654	752
Total current assets	16,646	12,605
NON-CURRENT ASSETS
Long-term restricted deposits	54	51
Right of use assets	93	239
Property and equipment, net	914	993
Total non-current assets	1,061	1,283
TOTAL ASSETS	17,707	13,888
CURRENT LIABILITIES
Trade payables	1,634	863
Lease liabilities	69	204
Employees and employees related benefits	3,186	2,659
Other current liabilities	901	1,098
Total current liabilities	5,790	4,824
NON-CURRENT LIABILITIES
Long-term lease liabilities	21	13
Total non-current liabilities	21	13
TOTAL LIABILITIES	5,811	4,837
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value per share; Authorized 2,500,000,000 shares; Issued and outstanding: 3,426,715 shares and 2,439,321 shares as of June 30, 2026 and December 31, 2025, respectively
Additional paid-in capital	141,107	129,487
Accumulated deficit	(129,211)	(120,436)
Total shareholders’ equity	11,896	9,051
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 17,707	$ 13,888